Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2018
Long Term Assets [Abstract]
Schedule of long term assets
	December 31
	2018	2017

Prepaid expenses related to SEDA (see Note 14a2)	$112	$140
Other	65	80

	$177	$220